Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 46,083	¥ 36,767	¥ 34,286
Remeasurement	49,454	26,829	10,263
Write-offs	(36,663)	(19,942)	(12,256)
Exchange differences on translating foreign operations	6,605	2,429	4,474
Balance at end of year	65,479	46,083	36,767
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	465	487	813
Remeasurement	77	(3)	(255)
Write-offs	(43)	(35)	(97)
Exchange differences on translating foreign operations	56	16	26
Balance at end of year	555	465	487
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,104	1,809	2,267
Remeasurement	526	192	(726)
Write-offs	6	33	30
Exchange differences on translating foreign operations	329	70	238
Balance at end of year	2,965	2,104	1,809
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	48,652	39,063	37,366
Remeasurement	50,057	27,018	9,282
Write-offs	(36,700)	(19,944)	(12,323)
Exchange differences on translating foreign operations	6,990	2,515	4,738
Balance at end of year	68,999	48,652	39,063
12-month ECL [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	26,467	23,789	23,480
Remeasurement	6,823	868	(2,513)
Write-offs	0
Exchange differences on translating foreign operations	3,849	1,810	2,822
Balance at end of year	37,139	26,467	23,789
12-month ECL [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	192	139	470
Remeasurement	46	49	(339)
Write-offs	0
Exchange differences on translating foreign operations	17	4	8
Balance at end of year	255	192	139
12-month ECL [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	976	1,176	1,741
Remeasurement	377	(263)	(649)
Write-offs	0
Exchange differences on translating foreign operations	149	63	84
Balance at end of year	1,502	976	1,176
12-month ECL [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	27,635	25,104	25,691
Remeasurement	7,246	654	(3,501)
Write-offs	0
Exchange differences on translating foreign operations	4,015	1,877	2,914
Balance at end of year	38,896	27,635	25,104
Lifetime ECL [member] | Not credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	11,072	5,514	5,923
Remeasurement	1,732	5,288	(925)
Write-offs	0
Exchange differences on translating foreign operations	1,474	270	516
Balance at end of year	14,278	11,072	5,514
Lifetime ECL [member] | Not credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	69	92	184
Remeasurement	15	(28)	(98)
Write-offs	0
Exchange differences on translating foreign operations	10	5	6
Balance at end of year	94	69	92
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	10	17	62
Remeasurement	49	(8)	(46)
Write-offs	0
Exchange differences on translating foreign operations	3	1	1
Balance at end of year	62	10	17
Lifetime ECL [member] | Not credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	11,151	5,623	6,169
Remeasurement	1,796	5,252	(1,069)
Write-offs	0
Exchange differences on translating foreign operations	1,487	276	523
Balance at end of year	14,434	11,151	5,623
Lifetime ECL [member] | Credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	8,544	7,464	4,883
Remeasurement	40,899	20,673	13,701
Write-offs	(36,663)	(19,942)	(12,256)
Exchange differences on translating foreign operations	1,282	349	1,136
Balance at end of year	14,062	8,544	7,464
Lifetime ECL [member] | Credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	204	256	159
Remeasurement	16	(24)	182
Write-offs	(43)	(35)	(97)
Exchange differences on translating foreign operations	29	7	12
Balance at end of year	206	204	256
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,118	616	464
Remeasurement	100	463	(31)
Write-offs	6	33	30
Exchange differences on translating foreign operations	177	6	153
Balance at end of year	1,401	1,118	616
Lifetime ECL [member] | Credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	9,866	8,336	5,506
Remeasurement	41,015	21,112	13,852
Write-offs	(36,700)	(19,944)	(12,323)
Exchange differences on translating foreign operations	1,488	362	1,301
Balance at end of year	¥ 15,669	¥ 9,866	¥ 8,336